Basis for preparation, consolidation and accounting policies - Reclassifications of comparative information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Sales	$ 637,619	$ 821,930	$ 1,106,329
Cost applicable to sales	(393,888)	(512,874)	(613,381)
Trade and other payables	179,956	166,244
Income tax payable	3,162	5,650
Royalties expenses	11,749	12,832	21,388
Accounts payable	179,956	166,860
Current liabilities
Trade and other payables	179,956	166,244
Provisions	68,000	72,771
Adjustments to reconcile profit after income tax to net cash flows from operating activities:
Net cash and cash equivalents provided by operating activities	122,885	47,065	346,260
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Sales	592,394	734,526	658,653
Cost applicable to sales	(666,456)	(692,721)	(619,424)
Trade and other payables	68,645	72,806
Income tax payable	42,029	23,153
Royalties expenses		49,000	3,600
Provision related to benefits to employees	17,311	12,793
Current liabilities
Trade and other payables	68,645	72,806
Provisions	101,786	45,317
Other accruals and liabilities		49,301
Non-current liabilities
Provisions	1,660,603	1,587,551
Other accruals and liabilities	40	305
Adjustments to reconcile profit after income tax to net cash flows from operating activities:
Provisions		10,051	(2,617)
Trade and other payables		(8,231)	2,028
Other accruals and liabilities		21,282	(197)
Value added tax credit and other taxes		(16,491)	7,616
Current income tax expense		64,928	29,297
Net cash and cash equivalents provided by operating activities		(34,419)	(78,519)
Minera Yanacocha SRL and subsidiary [Member] | Previously stated
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Trade and other payables		76,484
Current liabilities
Trade and other payables		76,484
Provisions		90,940
Non-current liabilities
Provisions		1,587,856
Adjustments to reconcile profit after income tax to net cash flows from operating activities:
Provisions		30,082	(2,494)
Trade and other payables		(6,980)	1,708
Value added tax credit and other taxes		(3,003)	13,856
Income tax collected(paid)		19,239	14,160
Income tax payable		32,201	8,897
Net cash and cash equivalents provided by operating activities		(34,419)	(78,519)
Minera Yanacocha SRL and subsidiary [Member] | Reclassifications
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Trade and other payables		(3,678)
Other capital contributions	10,100
Current liabilities
Trade and other payables		(3,678)
Provisions		(45,623)
Other accruals and liabilities		49,301
Non-current liabilities
Provisions		(305)
Other accruals and liabilities		305
Adjustments to reconcile profit after income tax to net cash flows from operating activities:
Provisions		(20,031)	(123)
Trade and other payables		(1,251)	320
Other accruals and liabilities		21,282	(197)
Value added tax credit and other taxes		(13,488)	(6,240)
Income tax collected(paid)		(19,239)	(14,160)
Income tax payable		(32,201)	(8,897)
Current income tax expense		64,928	29,297
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Sales	2,538,593	2,896,894	3,061,930
Income tax payable	34,716
Royalties expenses	2,000	2,923	2,743
Accounts payable - Related entities	3,446	4,014
Other capital contributions	11,500	10,100	$ 8,900
Accounts payable	411,857	$ 479,104
Sociedad Minera Cerro Verde S.A.A. [Member] | Reclassifications
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Accounts payable - Related entities	(10,100)
Amount of reclassifications from opening balance of accounts payable - related parties	8,900
Amount of reclassifications from accounts payable - related parties during the period	1,200
Provisions, short term	(27,900)
Accounts payable	27,900
Provision related to benefits to employees	(17,300)
Other accounts payable	17,300
Sociedad Minera Cerro Verde S.A.A. [Member] | Reclassifications | Sales of goods
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Royalties expenses	(6,800)
Sociedad Minera Cerro Verde S.A.A. [Member] | Reclassifications | Cost of sales
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Royalties expenses	$ 6,800